Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense (Benefit) [Line Items]
Corporation tax at the rate on trading income	12.50%	12.50%	12.50%
Federal and state income tax benefit		$ 1,100,000
Valuation allowance	22,268,000	19,412,000
Unrecognized tax benefits	0	0
Deferred tax asset from the sale of aircraft owned by Australian subsidiary	210,368,000	185,325,000
Australian Subsidiary [Member]
Income Tax Expense (Benefit) [Line Items]
Undistributed foreign subisidiary earnings	18,200,000
Forecast [Member] | Australian Subsidiary [Member]
Income Tax Expense (Benefit) [Line Items]
Additional tax liability	2,700,000
Cayman Islands Tax Information Authority [Member]
Income Tax Expense (Benefit) [Line Items]
Tax rate for repatriated and undistributed earnings	25.00%
Australian Taxation Office [Member]
Income Tax Expense (Benefit) [Line Items]
Corporation tax at the rate on trading income	30.00%
Tax rate for repatriated and undistributed earnings	12.50%
Deferred tax asset from the sale of aircraft owned by Australian subsidiary		2,300,000
Withholding tax percentage	15.00%
Revenue Commissioners, Ireland [Member]
Income Tax Expense (Benefit) [Line Items]
Corporation tax at the rate on trading income	12.50%
Corporation tax at the rate on non trading income	25.00%
Valuation allowance	$ 2,900,000	$ 1,700,000
Ministry of the Economy, Finance and Industry, France [Member]
Income Tax Expense (Benefit) [Line Items]
Corporation tax at the rate on trading income	33.33%